Property, Plant And Equipment, Net (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 83,445	$ 89,551	$ 93,666
Grants received	37,399	36,990
Equipment produced for self use	$ 239,333	$ 239,758